UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2012

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS
DWS Equity 500 Index VIP

Contents
3 Performance Summary
4 Portfolio Summary
6 Portfolio Management
7 Investment Portfolio
19 Statement of Assets and Liabilities
20 Statement of Operations
21 Statement of Changes in Net Assets
23 Financial Highlights
25 Notes to Financial Statements
30 Information About Your Fund's Expenses
31 Proxy Voting
32 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 0.33%, 0.58% and 0.73% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Standard & Poor's 500® (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2012)
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,930	$10,516	$15,628	$9,988	$16,400
	Average annual total return	9.30%	5.16%	16.05%	-0.02%	5.07%
S&P 500 Index	Growth of $10,000	$10,949	$10,545	$15,770	$10,109	$16,813
	Average annual total return	9.49%	5.45%	16.40%	0.22%	5.33%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$10,919	$10,489	$15,522	$9,864	$16,004
	Average annual total return	9.19%	4.89%	15.78%	-0.27%	4.82%
S&P 500 Index	Growth of $10,000	$10,949	$10,545	$15,770	$10,109	$16,813
	Average annual total return	9.49%	5.45%	16.40%	0.22%	5.33%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B2	Growth of $10,000	$10,910	$10,473	$15,455	$9,801	$12,177
	Average annual total return	9.10%	4.73%	15.62%	-0.40%	2.95%
S&P 500 Index	Growth of $10,000	$10,949	$10,545	$15,770	$10,109	$12,782
	Average annual total return	9.49%	5.45%	16.40%	0.22%	3.70%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced offering Class B2 shares on September 16, 2005. The performance shown for the index is for the time period of September 30, 2005 through June 30, 2012, which is based on the performance period of the life of the class.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/12	12/31/11

Common Stocks	99%	99%
Cash Equivalents*	1%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/12	12/31/11

Information Technology	20%	19%
Financials	14%	14%
Health Care	12%	12%
Consumer Staples	11%	11%
Consumer Discretionary	11%	11%
Energy	11%	12%
Industrials	11%	11%
Utilities	4%	4%
Materials	3%	3%
Telecommunication Services	3%	3%
	100%	100%

Ten Largest Equity Holdings (20.8% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communication devices	4.4%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	3.2%
3. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	1.9%
4. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.8%
5. General Electric Co. A diversified company provider of services to the technology, media and financial industries	1.8%
6. AT&T, Inc. An integrated telecommunications company	1.7%
7. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.7%
8. Johnson & Johnson Provider of health care products	1.5%
9. Wells Fargo & Co. A diversified financial company	1.4%
10. Coca-Cola Co. Bottler and distributor of soft drinks	1.4%

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in futures contracts.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 7.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Management

Brent Reeder

Portolio Manager and Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Investment Portfolio June 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 10.8%
Auto Components 0.2%
BorgWarner, Inc.* (a)	6,836	448,373
Goodyear Tire & Rubber Co.*	14,024	165,624
Johnson Controls, Inc.	39,697	1,100,004
		1,714,001
Automobiles 0.4%
Ford Motor Co. (a)	224,279	2,150,835
Harley-Davidson, Inc.	13,775	629,931
		2,780,766
Distributors 0.1%
Genuine Parts Co.	9,299	560,265
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	6,263	226,658
DeVry, Inc.	3,455	107,001
H&R Block, Inc.	17,896	285,978
		619,637
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	26,720	915,694
Chipotle Mexican Grill, Inc.*	1,876	712,786
Darden Restaurants, Inc. (a)	7,631	386,358
International Game Technology	17,850	281,138
Marriott International, Inc. "A" (a)	15,732	616,694
McDonald's Corp. (a)	59,555	5,272,404
Starbucks Corp.	44,462	2,370,714
Starwood Hotels & Resorts Worldwide, Inc.	11,547	612,453
Wyndham Worldwide Corp. (a)	8,629	455,093
Wynn Resorts Ltd.	4,631	480,327
Yum! Brands, Inc. (a)	26,887	1,732,061
		13,835,722
Household Durables 0.2%
D.R. Horton, Inc.	16,195	297,664
Harman International Industries, Inc.	4,023	159,311
Leggett & Platt, Inc. (a)	8,242	174,153
Lennar Corp. "A" (a)	9,390	290,245
Newell Rubbermaid, Inc.	17,127	310,684
Pulte Group, Inc.* (a)	19,089	204,252
Whirlpool Corp.	4,487	274,425
		1,710,734
Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	21,132	4,825,492
Expedia, Inc. (a)	5,171	248,570
Netflix, Inc.* (a)	3,128	214,174
Priceline.com, Inc.*	2,916	1,937,741
TripAdvisor, Inc.*	5,593	249,951
		7,475,928
Leisure Equipment & Products 0.1%
Hasbro, Inc.	6,824	231,129
Mattel, Inc. (a)	19,798	642,247
		873,376
Media 3.4%
Cablevision Systems Corp. (New York Group) "A"	13,294	176,677
CBS Corp. "B"	37,961	1,244,362
Comcast Corp. "A"	157,747	5,043,172
	Shares	Value ($)

DIRECTV "A"*	38,418	1,875,567
Discovery Communications, Inc. "A"*	15,115	816,210
Gannett Co., Inc.	13,694	201,713
Interpublic Group of Companies, Inc.	25,045	271,738
McGraw-Hill Companies, Inc.	16,547	744,615
News Corp. "A"	123,625	2,755,601
Omnicom Group, Inc.	15,929	774,149
Scripps Networks Interactive "A"	5,391	306,532
Time Warner Cable, Inc.	18,361	1,507,438
Time Warner, Inc. (a)	56,120	2,160,620
Viacom, Inc. "B"	30,981	1,456,727
Walt Disney Co.	104,854	5,085,419
Washington Post Co. "B" (a)	267	99,810
		24,520,350
Multiline Retail 0.8%
Big Lots, Inc.*	3,562	145,294
Dollar Tree, Inc.*	13,584	730,819
Family Dollar Stores, Inc.	6,888	457,914
J.C. Penney Co., Inc. (a)	8,443	196,806
Kohl's Corp.	14,054	639,317
Macy's, Inc.	24,441	839,548
Nordstrom, Inc.	9,437	468,925
Sears Holdings Corp.* (a)	2,164	129,191
Target Corp.	38,670	2,250,207
		5,858,021
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A"	5,169	176,470
AutoNation, Inc.* (a)	2,211	78,004
AutoZone, Inc.*	1,581	580,496
Bed Bath & Beyond, Inc.*	13,514	835,165
Best Buy Co., Inc.	16,204	339,636
CarMax, Inc.*	13,717	355,819
GameStop Corp. "A" (a)	8,132	149,304
Home Depot, Inc. (a)	89,626	4,749,282
Limited Brands, Inc.	14,406	612,687
Lowe's Companies, Inc.	68,961	1,961,251
O'Reilly Automotive, Inc.*	7,309	612,275
Ross Stores, Inc.	13,241	827,165
Staples, Inc.	40,108	523,409
The Gap, Inc.	19,771	540,935
Tiffany & Co.	7,370	390,241
TJX Companies, Inc.	43,422	1,864,106
Urban Outfitters, Inc.*	6,480	178,783
		14,775,028
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	16,822	983,751
Fossil, Inc.*	3,095	236,891
NIKE, Inc. "B"	21,455	1,883,320
Ralph Lauren Corp.	3,762	526,906
VF Corp.	5,041	672,721
		4,303,589
Consumer Staples 11.2%
Beverages 2.8%
Beam, Inc.	9,292	580,657
Brown-Forman Corp. "B"	5,755	557,372
Coca-Cola Co. (a)	132,142	10,332,183
Coca-Cola Enterprises, Inc.	17,699	496,280
Constellation Brands, Inc. "A"*	9,158	247,816
	Shares	Value ($)

Dr. Pepper Snapple Group, Inc.	12,547	548,931
Molson Coors Brewing Co. "B"	9,058	376,903
Monster Beverage Corp.*	8,992	640,231
PepsiCo, Inc.	91,608	6,473,021
		20,253,394
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	25,439	2,416,705
CVS Caremark Corp.	75,111	3,509,937
Kroger Co.	32,977	764,737
Safeway, Inc. (a)	14,338	260,235
Sysco Corp.	34,153	1,018,101
Wal-Mart Stores, Inc. (a)	101,105	7,049,040
Walgreen Co.	50,462	1,492,666
Whole Foods Market, Inc.	9,492	904,777
		17,416,198
Food Products 1.7%
Archer-Daniels-Midland Co.	38,505	1,136,668
Campbell Soup Co. (a)	10,427	348,053
ConAgra Foods, Inc.	24,172	626,780
Dean Foods Co.*	10,345	176,175
General Mills, Inc.	37,747	1,454,769
H.J. Heinz Co.	18,564	1,009,510
Hormel Foods Corp.	7,999	243,330
Kellogg Co.	14,636	721,994
Kraft Foods, Inc. "A"	104,174	4,023,200
McCormick & Co., Inc.	7,927	480,773
Mead Johnson Nutrition Co.	11,927	960,243
The Hershey Co.	9,002	648,414
The JM Smucker Co.	6,594	497,979
Tyson Foods, Inc. "A"	16,850	317,285
		12,645,173
Household Products 2.1%
Clorox Co.	7,646	554,029
Colgate-Palmolive Co. (a)	28,017	2,916,570
Kimberly-Clark Corp.	23,030	1,929,223
Procter & Gamble Co.	160,497	9,830,441
		15,230,263
Personal Products 0.2%
Avon Products, Inc.	25,018	405,542
Estee Lauder Companies, Inc. "A"	13,260	717,631
		1,123,173
Tobacco 2.0%
Altria Group, Inc.	119,103	4,115,009
Lorillard, Inc. (a)	7,692	1,014,959
Philip Morris International, Inc.	99,930	8,719,892
Reynolds American, Inc. (a)	19,379	869,536
		14,719,396
Energy 10.7%
Energy Equipment & Services 1.6%
Baker Hughes, Inc.	25,454	1,046,160
Cameron International Corp.*	14,354	613,059
Diamond Offshore Drilling, Inc. (a)	4,078	241,132
FMC Technologies, Inc.*	14,154	555,262
Halliburton Co.	53,987	1,532,691
Helmerich & Payne, Inc.	6,361	276,576
Nabors Industries Ltd.* (a)	16,991	244,670
National Oilwell Varco, Inc.	25,173	1,622,148
Noble Corp.*	14,713	478,614
Rowan Companies PLC "A"*	7,433	240,309
Schlumberger Ltd.	78,000	5,062,980
		11,913,601
	Shares	Value ($)

Oil, Gas & Consumable Fuels 9.1%
Alpha Natural Resources, Inc.*	12,667	110,329
Anadarko Petroleum Corp.	29,167	1,930,855
Apache Corp.	23,152	2,034,829
Cabot Oil & Gas Corp.	12,046	474,612
Chesapeake Energy Corp. (a)	38,661	719,095
Chevron Corp.	115,660	12,202,130
ConocoPhillips	74,372	4,155,907
CONSOL Energy, Inc.	13,112	396,507
Denbury Resources, Inc.*	23,134	349,555
Devon Energy Corp. (a)	23,644	1,371,115
EOG Resources, Inc.	15,743	1,418,602
EQT Corp.	8,604	461,432
Exxon Mobil Corp.	274,207	23,463,893
Hess Corp.	17,657	767,197
Kinder Morgan, Inc.	29,545	951,940
Marathon Oil Corp.	41,036	1,049,290
Marathon Petroleum Corp.	20,201	907,429
Murphy Oil Corp.	11,255	566,014
Newfield Exploration Co.*	7,974	233,718
Noble Energy, Inc.	10,345	877,463
Occidental Petroleum Corp.	47,444	4,069,272
Peabody Energy Corp.	15,655	383,861
Phillips 66*	36,790	1,222,900
Pioneer Natural Resources Co.	7,168	632,289
QEP Resources, Inc. (a)	10,652	319,240
Range Resources Corp.	9,380	580,341
Southwestern Energy Co.*	20,303	648,275
Spectra Energy Corp.	38,082	1,106,663
Sunoco, Inc.	6,240	296,400
Tesoro Corp.*	8,509	212,385
Valero Energy Corp.	32,813	792,434
Williams Companies, Inc.	36,624	1,055,504
WPX Energy, Inc.*	12,040	194,807
		65,956,283
Financials 14.3%
Capital Markets 1.8%
Ameriprise Financial, Inc.	12,928	675,617
Bank of New York Mellon Corp.	70,407	1,545,434
BlackRock, Inc.	7,483	1,270,763
Charles Schwab Corp. (a)	63,095	815,818
E*TRADE Financial Corp.*	13,785	110,831
Federated Investors, Inc. "B" (a)	5,017	109,621
Franklin Resources, Inc.	8,299	921,106
Invesco Ltd.	26,231	592,821
Legg Mason, Inc.	7,058	186,120
Morgan Stanley	89,071	1,299,546
Northern Trust Corp.	14,106	649,158
State Street Corp.	28,506	1,272,508
T. Rowe Price Group, Inc.	15,042	947,044
The Goldman Sachs Group, Inc.	28,939	2,774,093
		13,170,480
Commercial Banks 2.9%
BB&T Corp.	40,699	1,255,564
Comerica, Inc.	11,550	354,700
Fifth Third Bancorp.	53,794	720,840
First Horizon National Corp.	14,787	127,907
Huntington Bancshares, Inc.	51,047	326,701
KeyCorp	56,352	436,164
M&T Bank Corp. (a)	7,453	615,394
PNC Financial Services Group, Inc.	30,880	1,887,077
Regions Financial Corp.	84,464	570,132
	Shares	Value ($)

SunTrust Banks, Inc.	31,894	772,792
U.S. Bancorp. (a)	110,780	3,562,685
Wells Fargo & Co.	311,304	10,410,006
Zions Bancorp. (a)	10,592	205,697
		21,245,659
Consumer Finance 0.9%
American Express Co.	58,711	3,417,567
Capital One Financial Corp.	34,023	1,859,697
Discover Financial Services	30,941	1,069,940
SLM Corp.	28,625	449,699
		6,796,903
Diversified Financial Services 2.9%
Bank of America Corp.	631,563	5,166,185
Citigroup, Inc.	172,054	4,716,000
CME Group, Inc. "A"	3,859	1,034,637
IntercontinentalExchange, Inc.*	4,231	575,331
JPMorgan Chase & Co.	223,322	7,979,295
Leucadia National Corp.	11,812	251,241
Moody's Corp.	11,528	421,349
NYSE Euronext	15,101	386,284
The NASDAQ OMX Group, Inc.	7,351	166,647
		20,696,969
Insurance 3.5%
ACE Ltd.	20,002	1,482,748
Aflac, Inc.	27,690	1,179,317
Allstate Corp.	28,561	1,002,206
American International Group, Inc.*	37,404	1,200,294
Aon PLC	19,045	890,925
Assurant, Inc.	5,222	181,934
Berkshire Hathaway, Inc. "B"*	103,096	8,590,990
Chubb Corp.	15,864	1,155,217
Cincinnati Financial Corp.	9,781	372,363
Genworth Financial, Inc. "A"*	28,423	160,874
Hartford Financial Services Group, Inc.	25,869	456,070
Lincoln National Corp.	17,117	374,349
Loews Corp.	18,000	736,380
Marsh & McLennan Companies, Inc.	31,799	1,024,882
MetLife, Inc.	62,044	1,914,057
Principal Financial Group, Inc.	17,912	469,832
Progressive Corp.	35,419	737,778
Prudential Financial, Inc.	27,500	1,331,825
The Travelers Companies, Inc.	22,692	1,448,657
Torchmark Corp. (a)	5,825	294,454
Unum Group	16,840	322,149
XL Group PLC	17,885	376,300
		25,703,601
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	23,088	1,614,082
Apartment Investment & Management Co. "A" (REIT)	8,005	216,375
AvalonBay Communities, Inc. (REIT) (a)	5,539	783,658
Boston Properties, Inc. (REIT)	8,915	966,119
Equity Residential (REIT)	17,549	1,094,356
HCP, Inc. (REIT)	24,736	1,092,094
Health Care REIT, Inc. (REIT)	12,429	724,611
Host Hotels & Resorts, Inc. (REIT)	42,629	674,391
Kimco Realty Corp. (REIT)	23,376	444,845
Plum Creek Timber Co., Inc. (REIT) (a)	9,225	366,232
Prologis, Inc. (REIT)	26,903	893,987
	Shares	Value ($)

Public Storage (REIT)	8,334	1,203,513
Simon Property Group, Inc. (REIT)	17,834	2,776,040
Ventas, Inc. (REIT)	16,833	1,062,499
Vornado Realty Trust (REIT)	10,863	912,275
Weyerhaeuser Co. (REIT) (a)	31,381	701,679
		15,526,756
Real Estate Management & Development 0.1%
CBRE Group, Inc.*	19,077	312,100
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	30,331	193,208
People's United Financial, Inc.	21,302	247,316
		440,524
Health Care 11.9%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.*	11,282	1,120,303
Amgen, Inc.	45,610	3,331,354
Biogen Idec, Inc.*	14,116	2,038,068
Celgene Corp.*	25,675	1,647,308
Gilead Sciences, Inc.*	44,311	2,272,268
		10,409,301
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	32,319	1,717,755
Becton, Dickinson & Co. (a)	11,922	891,170
Boston Scientific Corp.*	85,108	482,562
C.R. Bard, Inc.	4,959	532,795
CareFusion Corp.*	13,314	341,904
Covidien PLC	28,274	1,512,659
DENTSPLY International, Inc.	8,473	320,364
Edwards Lifesciences Corp.*	6,719	694,073
Intuitive Surgical, Inc.*	2,338	1,294,761
Medtronic, Inc.	60,873	2,357,611
St. Jude Medical, Inc.	18,141	724,007
Stryker Corp.	18,953	1,044,310
Varian Medical Systems, Inc.*	6,516	395,977
Zimmer Holdings, Inc.	10,189	655,764
		12,965,712
Health Care Providers & Services 2.0%
Aetna, Inc.	20,384	790,288
AmerisourceBergen Corp.	14,528	571,677
Cardinal Health, Inc.	20,212	848,904
CIGNA Corp.	16,724	735,856
Coventry Health Care, Inc.	8,285	263,380
DaVita, Inc.*	5,561	546,146
Express Scripts Holding Co.*	47,284	2,639,866
Humana, Inc.	9,599	743,346
Laboratory Corp. of America Holdings*	5,636	521,950
McKesson Corp.	13,839	1,297,406
Patterson Companies, Inc.	5,408	186,414
Quest Diagnostics, Inc.	9,201	551,140
Tenet Healthcare Corp.*	23,058	120,824
UnitedHealth Group, Inc.	60,787	3,556,039
WellPoint, Inc.	19,296	1,230,892
		14,604,128
Health Care Technology 0.1%
Cerner Corp.*	8,503	702,858
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	20,360	798,926
Life Technologies Corp.*	10,447	470,010
PerkinElmer, Inc.	6,370	164,346
Thermo Fisher Scientific, Inc.	21,405	1,111,134
	Shares	Value ($)

Waters Corp.*	5,244	416,741
		2,961,157
Pharmaceuticals 6.2%
Abbott Laboratories	92,326	5,952,257
Allergan, Inc.	18,057	1,671,536
Bristol-Myers Squibb Co.	98,767	3,550,674
Eli Lilly & Co.	59,770	2,564,731
Forest Laboratories, Inc.*	15,827	553,787
Hospira, Inc.*	9,972	348,821
Johnson & Johnson (a)	160,975	10,875,471
Merck & Co., Inc.	178,090	7,435,258
Mylan, Inc.*	25,271	540,041
Perrigo Co. (a)	5,436	641,067
Pfizer, Inc.	438,893	10,094,539
Watson Pharmaceuticals, Inc.*	7,328	542,199
		44,770,381
Industrials 10.4%
Aerospace & Defense 2.5%
Boeing Co.	43,941	3,264,816
General Dynamics Corp.	21,182	1,397,165
Goodrich Corp.	7,355	933,349
Honeywell International, Inc.	45,783	2,556,523
L-3 Communications Holdings, Inc.	5,707	422,375
Lockheed Martin Corp.	15,581	1,356,793
Northrop Grumman Corp.	14,746	940,647
Precision Castparts Corp.	8,491	1,396,685
Raytheon Co.	19,381	1,096,771
Rockwell Collins, Inc.	8,386	413,849
Textron, Inc.	16,506	410,504
United Technologies Corp.	53,518	4,042,215
		18,231,692
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	9,642	564,346
Expeditors International of Washington, Inc.	12,259	475,036
FedEx Corp. (a)	18,392	1,684,891
United Parcel Service, Inc. "B" (a)	56,078	4,416,704
		7,140,977
Airlines 0.1%
Southwest Airlines Co.	45,450	419,049
Building Products 0.0%
Masco Corp.	20,625	286,069
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	6,075	166,091
Cintas Corp.	6,455	249,228
Iron Mountain, Inc.	10,217	336,752
Pitney Bowes, Inc. (a)	11,853	177,439
R.R. Donnelley & Sons Co. (a)	10,163	119,619
Republic Services, Inc.	18,669	493,982
Stericycle, Inc.*	4,914	450,466
Waste Management, Inc. (a)	27,323	912,588
		2,906,165
Construction & Engineering 0.2%
Fluor Corp.	10,019	494,338
Jacobs Engineering Group, Inc.*	7,504	284,101
Quanta Services, Inc.*	12,661	304,750
		1,083,189
Electrical Equipment 0.5%
Cooper Industries PLC	9,234	629,574
Emerson Electric Co. (a)	42,950	2,000,611
	Shares	Value ($)

Rockwell Automation, Inc.	8,382	553,715
Roper Industries, Inc.	5,770	568,807
		3,752,707
Industrial Conglomerates 2.7%
3M Co.	40,593	3,637,133
Danaher Corp. (a)	33,864	1,763,637
General Electric Co.	620,936	12,940,306
Tyco International Ltd.	26,958	1,424,730
		19,765,806
Machinery 1.9%
Caterpillar, Inc.	38,331	3,254,685
Cummins, Inc.	11,228	1,088,105
Deere & Co.	23,244	1,879,742
Dover Corp.	10,860	582,205
Eaton Corp. (a)	20,098	796,484
Flowserve Corp.	3,122	358,250
Illinois Tool Works, Inc.	27,916	1,476,477
Ingersoll-Rand PLC	17,340	731,401
Joy Global, Inc.	6,333	359,271
PACCAR, Inc.	21,029	824,127
Pall Corp.	6,631	363,445
Parker Hannifin Corp.	8,826	678,543
Snap-on, Inc.	3,303	205,612
Stanley Black & Decker, Inc.	10,203	656,665
Xylem, Inc.	11,041	277,902
		13,532,914
Professional Services 0.1%
Dun & Bradstreet Corp.	2,834	201,696
Equifax, Inc.	7,191	335,100
Robert Half International, Inc.	8,358	238,788
		775,584
Road & Rail 0.8%
CSX Corp.	60,656	1,356,268
Norfolk Southern Corp.	19,032	1,365,927
Ryder System, Inc.	2,903	104,537
Union Pacific Corp. (a)	27,917	3,330,777
		6,157,509
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	17,274	696,315
W.W. Grainger, Inc. (a)	3,557	680,241
		1,376,556
Information Technology 19.6%
Communications Equipment 1.8%
Cisco Systems, Inc.	313,935	5,390,264
F5 Networks, Inc.*	4,680	465,941
Harris Corp.	6,473	270,895
JDS Uniphase Corp.*	14,116	155,276
Juniper Networks, Inc.*	31,172	508,415
Motorola Solutions, Inc.	17,226	828,743
QUALCOMM, Inc.	100,471	5,594,225
		13,213,759
Computers & Peripherals 5.6%
Apple, Inc.*	54,798	32,002,032
Dell, Inc.* (a)	87,162	1,091,268
EMC Corp.* (a)	123,116	3,155,463
Hewlett-Packard Co.	115,645	2,325,621
Lexmark International, Inc. "A"	4,234	112,540
NetApp, Inc.*	21,080	670,766
SanDisk Corp.*	14,435	526,589
Seagate Technology PLC	22,178	548,462
	Shares	Value ($)

Western Digital Corp.*	13,549	412,973
		40,845,714
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	9,420	517,346
Corning, Inc.	89,049	1,151,404
FLIR Systems, Inc.	9,357	182,462
Jabil Circuit, Inc.	10,195	207,264
Molex, Inc. (a)	7,976	190,945
TE Connectivity Ltd.	24,870	793,602
		3,043,023
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	10,506	333,566
eBay, Inc.*	67,515	2,836,305
Google, Inc. "A"*	14,906	8,646,523
VeriSign, Inc.*	9,260	403,458
Yahoo!, Inc.*	70,824	1,121,144
		13,340,996
IT Services 3.9%
Accenture PLC "A"	37,840	2,273,806
Automatic Data Processing, Inc.	28,640	1,594,102
Cognizant Technology Solutions Corp. "A"*	17,747	1,064,820
Computer Sciences Corp.	9,209	228,567
Fidelity National Information Services, Inc.	14,219	484,584
Fiserv, Inc.*	8,143	588,087
International Business Machines Corp.	67,597	13,220,621
MasterCard, Inc. "A"	6,215	2,673,134
Paychex, Inc. (a)	18,716	587,870
SAIC, Inc.	16,904	204,877
Teradata Corp.*	9,843	708,794
Total System Services, Inc.	9,315	222,908
Visa, Inc. "A" (a)	29,100	3,597,633
Western Union Co.	35,499	597,803
		28,047,606
Office Electronics 0.1%
Xerox Corp.	79,196	623,273
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.* (a)	32,848	188,219
Altera Corp.	18,957	641,505
Analog Devices, Inc. (a)	17,431	656,626
Applied Materials, Inc.	75,642	866,857
Broadcom Corp. "A"*	29,313	990,779
First Solar, Inc.* (a)	3,515	52,936
Intel Corp.	294,883	7,858,632
KLA-Tencor Corp.	9,650	475,263
Lam Research Corp.* (a)	11,662	440,124
Linear Technology Corp.	13,663	428,062
LSI Corp.*	32,065	204,254
Microchip Technology, Inc. (a)	11,356	375,657
Micron Technology, Inc.* (a)	56,727	357,947
NVIDIA Corp.*	36,298	501,638
Teradyne, Inc.*	11,515	161,901
Texas Instruments, Inc. (a)	67,042	1,923,435
Xilinx, Inc.	15,683	526,478
		16,650,313
Software 3.7%
Adobe Systems, Inc.*	28,971	937,791
Autodesk, Inc.*	13,788	482,442
BMC Software, Inc.*	9,430	402,472
	Shares	Value ($)

CA, Inc.	21,041	570,001
Citrix Systems, Inc.*	11,050	927,537
Electronic Arts, Inc.*	18,710	231,069
Intuit, Inc.	17,214	1,021,651
Microsoft Corp.	438,132	13,402,458
Oracle Corp.	227,399	6,753,750
Red Hat, Inc.*	11,278	636,981
Salesforce.com, Inc.* (a)	8,121	1,122,810
Symantec Corp.*	42,441	620,063
		27,109,025
Materials 3.4%
Chemicals 2.3%
Air Products & Chemicals, Inc.	12,306	993,463
Airgas, Inc.	4,008	336,712
CF Industries Holdings, Inc.	3,828	741,637
Dow Chemical Co. (a)	70,244	2,212,686
E.I. du Pont de Nemours & Co. (a)	55,201	2,791,515
Eastman Chemical Co.	8,012	403,564
Ecolab, Inc. (a)	17,308	1,186,117
FMC Corp.	8,146	435,648
International Flavors & Fragrances, Inc.	4,737	259,588
Monsanto Co.	31,332	2,593,663
PPG Industries, Inc.	8,860	940,223
Praxair, Inc.	17,460	1,898,426
Sigma-Aldrich Corp.	7,030	519,728
The Mosaic Co.	17,439	954,960
The Sherwin-Williams Co.	4,992	660,691
		16,928,621
Construction Materials 0.1%
Vulcan Materials Co.	7,653	303,901
Containers & Packaging 0.1%
Ball Corp.	9,259	380,082
Bemis Co., Inc.	6,058	189,857
Owens-Illinois, Inc.*	9,576	183,572
Sealed Air Corp.	11,500	177,560
		931,071
Metals & Mining 0.7%
Alcoa, Inc.	62,052	542,955
Allegheny Technologies, Inc.	6,196	197,590
Cliffs Natural Resources, Inc. (a)	8,167	402,551
Freeport-McMoRan Copper & Gold, Inc.	55,544	1,892,384
Newmont Mining Corp.	29,000	1,406,790
Nucor Corp.	18,605	705,130
Titanium Metals Corp.	4,728	53,474
United States Steel Corp. (a)	8,324	171,474
		5,372,348
Paper & Forest Products 0.2%
International Paper Co.	25,587	739,720
MeadWestvaco Corp.	9,981	286,954
		1,026,674
Telecommunication Services 3.2%
Diversified Telecommunication Services 3.0%
AT&T, Inc. (a)	343,572	12,251,778
CenturyLink, Inc. (a)	36,186	1,428,985
Frontier Communications Corp. (a)	59,604	228,283
Verizon Communications, Inc. (a)	166,511	7,399,749
Windstream Corp. (a)	34,276	331,106
		21,639,901
	Shares	Value ($)

Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	15,140	888,112
MetroPCS Communications, Inc.*	16,760	101,398
Sprint Nextel Corp.*	178,957	583,400
		1,572,910
Utilities 3.7%
Electric Utilities 2.1%
American Electric Power Co., Inc.	28,245	1,126,975
Duke Energy Corp. (a)	78,476	1,809,657
Edison International	19,074	881,219
Entergy Corp.	10,410	706,735
Exelon Corp.	49,853	1,875,470
FirstEnergy Corp.	24,755	1,217,698
NextEra Energy, Inc.	24,355	1,675,867
Northeast Utilities	18,658	724,117
Pepco Holdings, Inc. (a)	13,324	260,751
Pinnacle West Capital Corp.	6,415	331,912
PPL Corp.	33,907	942,954
Progress Energy, Inc.	17,217	1,035,947
Southern Co.	50,770	2,350,651
		14,939,953
Gas Utilities 0.1%
AGL Resources, Inc.	7,028	272,335
ONEOK, Inc.	12,104	512,120
		784,455
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	37,271	478,187
NRG Energy, Inc.*	13,515	234,620
		712,807
Multi-Utilities 1.4%
Ameren Corp.	13,973	468,654
CenterPoint Energy, Inc.	24,701	510,570
CMS Energy Corp.	15,030	353,205
Consolidated Edison, Inc.	17,110	1,064,071
Dominion Resources, Inc.	33,748	1,822,392
DTE Energy Co.	9,878	586,062
	Shares	Value ($)

Integrys Energy Group, Inc.	4,595	261,318
NiSource, Inc. (a)	16,777	415,231
PG&E Corp.	24,952	1,129,577
Public Service Enterprise Group, Inc.	29,641	963,332
SCANA Corp. (a)	6,768	323,781
Sempra Energy	14,068	969,004
TECO Energy, Inc. (a)	12,560	226,833
Wisconsin Energy Corp.	13,512	534,670
Xcel Energy, Inc.	28,443	808,066
		10,436,766
Total Common Stocks (Cost $605,839,644)		721,542,760

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135%**, 11/1/2012 (b) (Cost $1,204,444)	1,205,000	1,204,562

	Shares	Value ($)

Securities Lending Collateral 14.8%
Daily Assets Fund Institutional, 0.24% (c) (d) (Cost $107,822,808)	107,822,808	107,822,808

Cash Equivalents 0.6%
Central Cash Management Fund, 0.14% (c) (Cost $4,017,000)	4,017,000	4,017,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $718,883,896)+	114.8	834,587,130
Other Assets and Liabilities, Net	(14.8)	(107,835,859)
Net Assets	100.0	726,751,271

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $747,246,076. At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $87,341,054. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $195,208,613 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $107,867,559.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $107,401,298, which is 14.8% of net assets.

(b) At June 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 Index	USD	9/20/2012	17	5,764,700	279,655

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stock (e)	$721,542,760	$—	$—	$721,542,760
Government & Agency Obligation	—	1,204,562	—	1,204,562
Short-Term Investments (e)	111,839,808	—	—	111,839,808
Derivatives (f)	279,655	—	—	279,655
Total	$833,662,223	$1,204,562	$—	$834,866,785

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $607,044,088) — including $107,401,298 of securities loaned	$722,747,322
Investment in Daily Assets Fund Institutional (cost $107,822,808)*	107,822,808
Investment in Central Cash Management Fund (cost $4,017,000)	4,017,000
Total investments in securities, at value (cost $718,883,896)	834,587,130
Cash	111,682
Receivable for investments sold	640,006
Receivable for Fund shares sold	1,362
Dividends receivable	833,481
Interest receivable	12,248
Receivable for variation margin on futures contracts	162,552
Other assets	8,481
Total assets	836,356,942
Liabilities
Payable upon return of securities loaned	107,822,808
Payable for Fund investments purchased	1,165,295
Payable for Fund shares redeemed	362,886
Accrued management fee	115,864
Accrued Trustees' fees	401
Other accrued expenses and payables	138,417
Total liabilities	109,605,671
Net assets, at value	$726,751,271
Net Assets Consist of
Undistributed net investment income	6,353,809
Net unrealized appreciation (depreciation) on: Investments	115,703,234
Futures	279,655
Accumulated net realized gain (loss)	(22,931,251)
Paid-in capital	627,345,824
Net assets, at value	$726,751,271
Class A Net Asset Value, offering and redemption price per share ($661,751,339 ÷ 46,657,786 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.18
Class B Net Asset Value, offering and redemption price per share ($46,746,722 ÷ 3,293,560 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.19
Class B2 Net Asset Value, offering and redemption price per share ($18,253,210 ÷ 1,286,168 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.19

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Dividends	$7,638,072
Interest	355
Income distributions — Central Cash Management Fund	4,975
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	84,203
Total income	7,727,605
Expenses: Management fee	730,988
Administration fee	364,832
Services to shareholders	3,874
Distribution service fees (Class B and Class B2)	81,726
Record keeping fee (Class B2)	13,856
Custodian fee	13,705
Professional fees	38,633
Reports to shareholders	56,029
Trustees' fees and expenses	16,005
Other	20,799
Total expenses	1,340,447
Net investment income (loss)	6,387,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	7,470,149
Futures	846,200
8,316,349
Change in net unrealized appreciation (depreciation) on: Investments	49,341,202
Futures	293,468
49,634,670
Net gain (loss)	57,951,019
Net increase (decrease) in net assets resulting from operations	$64,338,177

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income (loss)	$6,387,158	$12,872,005
Operations: Net investment income (loss)	$6,387,158	$12,872,005
Net realized gain (loss)	8,316,349	9,259,041
Change in net unrealized appreciation (depreciation)	49,634,670	(9,910,340)
Net increase (decrease) in net assets resulting from operations	64,338,177	12,220,706
Distributions to shareholders from: Net investment income: Class A	(11,798,114)	(11,499,201)
Class B	(708,034)	(693,566)
Class B2	(250,108)	(248,318)
Total distributions	(12,756,256)	(12,441,085)
Fund share transactions: Class A Proceeds from shares sold	19,677,681	56,585,657
Reinvestment of distributions	11,798,114	11,499,201
Payments for shares redeemed	(48,730,327)	(134,765,778)
Net increase (decrease) in net assets from Class A share transactions	(17,254,532)	(66,680,920)
Class B Proceeds from shares sold	2,326,276	4,009,341
Reinvestment of distributions	708,034	693,566
Payments for shares redeemed	(4,875,518)	(13,195,180)
Net increase (decrease) in net assets from Class B share transactions	(1,841,208)	(8,492,273)
Class B2 Proceeds from shares sold	226,715	179,271
Reinvestment of distributions	250,108	248,318
Cost of shares redeemed	(1,459,033)	(2,894,605)
Net increase (decrease) in net assets from Class B2 share transactions	(982,210)	(2,467,016)
Increase (decrease) in net assets	31,503,971	(77,860,588)
Net assets at beginning of period	695,247,300	773,107,888
Net assets at end of period (including undistributed net investment income of $6,353,809 and $12,722,907, respectively)	$726,751,271	$695,247,300

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Class A Shares outstanding at beginning of period	47,896,105	53,096,781
Class A Shares outstanding at beginning of period	47,896,105	53,096,781
Shares sold	1,401,510	4,228,529
Shares issued to shareholders in reinvestment of distributions	818,177	819,032
Shares redeemed	(3,458,006)	(10,248,237)
Net increase (decrease) in Class A shares	(1,238,319)	(5,200,676)
Shares outstanding at end of period	46,657,786	47,896,105
Class B Shares outstanding at beginning of period	3,425,349	4,060,194
Shares sold	163,297	300,443
Shares issued to shareholders in reinvestment of distributions	49,033	49,329
Shares redeemed	(344,119)	(984,617)
Net increase (decrease) in Class B shares	(131,789)	(634,845)
Shares outstanding at end of period	3,293,560	3,425,349
Class B2 Shares outstanding at beginning of period	1,355,747	1,536,957
Shares sold	16,245	13,661
Shares issued to shareholders in reinvestment of distributions	17,320	17,661
Shares redeemed	(103,144)	(212,532)
Net increase (decrease) in Class B2 shares	(69,579)	(181,210)
Shares outstanding at end of period	1,286,168	1,355,747

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$13.20		$13.17	$11.68	$9.55		$15.53		$14.97
Income (loss) from investment operations: Net investment income (loss)a	.12		.23	.21	.21		.27		.27
Net realized and unrealized gain (loss)	1.11		.03	1.51	2.20		(5.93)		.52
Total from investment operations	1.23		.26	1.72	2.41		(5.66)		.79
Less distributions from: Net investment income	(.25)		(.23)	(.23)	(.28)		(.32)		(.23)
Net asset value, end of period	$14.18		$13.20	$13.17	$11.68		$9.55		$15.53
Total Return (%)	9.30	**	1.83	14.70	26.32	b	(37.15	)b	5.30	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	662		632	699	678		584		1,046
Ratio of expenses before expense reductions (%)	.34	*	.33	.33	.34		.33		.33
Ratio of expenses after expense reductions (%)	.34	*	.33	.33	.32		.28		.30
Ratio of net investment income (loss) (%)	1.78	*	1.74	1.74	2.10		2.07		1.71
Portfolio turnover rate (%)	2	**	6	5	8		6		7	c
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$13.19		$13.17	$11.68	$9.54		$15.52		$14.96
Income (loss) from investment operations: Net investment income (loss)a	.11		.20	.18	.18		.24		.23
Net realized and unrealized gain (loss)	1.11		.01	1.51	2.22		(5.94)		.52
Total from investment operations	1.22		.21	1.69	2.40		(5.70)		.75
Less distributions from: Net investment income	(.22)		(.19)	(.20)	(.26)		(.28)		(.19)
Net asset value, end of period	$14.19		$13.19	$13.17	$11.68		$9.54		$15.52
Total Return (%)	9.19	**	1.50	14.52	26.03	b	(37.34	)b	5.03	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47		45	53	50		40		65
Ratio of expenses before expense reductions (%)	.59	*	.58	.58	.59		.58		.58
Ratio of expenses after expense reductions (%)	.59	*	.58	.58	.57		.53		.55
Ratio of net investment income (loss) (%)	1.53	*	1.49	1.49	1.85		1.82		1.46
Portfolio turnover rate (%)	2	**	6	5	8		6		7	c
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

			Years Ended December 31,
Class B2	Six Months Ended 6/30/12 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$13.18		$13.15	$11.67	$9.54		$15.51		$14.96
Income (loss) from investment operations: Net investment income (loss)a	.10		.18	.16	.17		.22		.21
Net realized and unrealized gain (loss)	1.10		.02	1.50	2.21		(5.93)		.52
Total from investment operations	1.20		.20	1.66	2.38		(5.71)		.73
Less distributions from: Net investment income	(.19)		(.17)	(.18)	(.25)		(.26)		(.18)
Net asset value, end of period	$14.19		$13.18	$13.15	$11.67		$9.54		$15.51
Total Return (%)	9.10	**	1.43	14.29	25.79	b	(37.36	)b	4.85	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		18	20	21		19		48
Ratio of expenses before expense reductions (%)	.74	*	.73	.73	.74		.72		.72
Ratio of expenses after expense reductions (%)	.74	*	.73	.73	.70		.63		.65
Ratio of net investment income (loss) (%)	1.38	*	1.34	1.34	1.72		1.72		1.36
Portfolio turnover rate (%)	2	**	6	5	8		6		7	c
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Equity 500 Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% and recordkeeping fees equal to an annual rate up to 0.15% of Class B and Class B2 shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $2,055,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017, the expiration date, whichever occurs first.

From November 1, 2011 to December 31, 2011, the Fund elects to defer qualified late year losses of approximately $714,000 of net long-term realized capital losses and $129,000 of net short-term realized capital losses and treat them as arising in the fiscal year ending December 31, 2012.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2012, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $5,765,000 to $10,524,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$279,655

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$846,200

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$293,468

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $11,093,379 and $34,437,314, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Northern Trust Investments, Inc. ("NTI") acts as investment sub-advisor for the Fund and is paid by the Advisor for its services. As investment sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2012, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.20% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $364,832, of which $57,932 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2012, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2012
Class B	$58,632	$9,308
Class B2	23,094	3,648
	$81,726	$12,956

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2012
Class A	$285	$94
Class B	40	13
Class B2	20	6
	$345	$113

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,825, of which $1,968 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2012, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $9,262.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

F. Ownership of the Fund

At June 30, 2012, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 60% and 12%, respectively. At June 30, 2012, one participating insurance company was a beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 89%. At June 30, 2012, one participating insurance company was a beneficial owner of record of 100% of the total outstanding Class B2 shares of the Fund.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012
Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,093.00	$1,091.90	$1,091.00
Expenses Paid per $1,000*	$1.77	$3.07	$3.85

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/12	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,023.17	$1,021.93	$1,021.18
Expenses Paid per $1,000*	$1.71	$2.97	$3.72

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.34%	.59%	.74%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-equ500-3 (R-028371-1 8/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2012